Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	¥ 32,683	$ 4,523	¥ 34,659
Exchange difference	36
Additions	521
Depreciation	(2,532)
Disposal	(1)
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	45,891		45,335
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(13,208)		(10,676)
Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	30,210		31,431
Additions	520
Depreciation	(1,741)
Laboratory Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	38,868		38,348
Laboratory Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(8,658)		(6,917)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,036		2,518
Exchange difference	9
Additions	1
Depreciation	(492)
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	5,167		5,157
Leasehold Improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(3,131)		(2,639)
Office Equipment, Furniture and Others
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	437		710
Exchange difference	27
Depreciation	(299)
Disposal	(1)
Office Equipment, Furniture and Others | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,856		1,830
Office Equipment, Furniture and Others | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	¥ (1,419)		¥ (1,120)